Schedule of Other Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Disclosure Schedule Of Other Current Assets [Abstract]
Prepaid expenses	$ 187	$ 174
Sales and use tax	132	108
Other	136	123
Total other current assets	$ 455	$ 405